Interest Bearing Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Interest Bearing Liabilities [Abstract]
Interest Bearing Liabilities
	2025 $’000	2024 $’000
Contract liabilities	44,955	–
Lease liabilities (1)	2,664	5,415
Non-convertible redeemable cumulative preference shares	29,350	25,205
Other interest bearing liabilities	582	–
Total interest bearing liabilities	77,551	30,620
Comprising:
Current	62,786	15,470
Non-current	14,765	15,150

(1)	Refer to Note 20 for further details on the Group’s leases.